Accounts Payable (Tables)	3 Months Ended
Mar. 31, 2019
Accounts Payable
Schedule of accounts payable

	December 31,	March 31,
	2018	2019
	(in US$’000)
Accounts payable—third parties	14,158	19,204
Accounts payable—non-controlling shareholders of subsidiaries (Note 16 (iv))	4,960	4,143
Accounts payable—related party (Note 16 (ii))	6,507	7,417
	25,625	30,764

Schedule of aging analysis based on the relevant invoice dates

	December 31,	March 31,
	2018	2019
	(in US$’000)
Not later than 3 months	19,185	23,642
Between 3 months to 6 months	5,584	4,225
Between 6 months to 1 year	703	2,762
Later than 1 year	153	135
	25,625	30,764